Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Stockholders Equity [Abstract]
Cash dividends declared per share	$ 1.13	$ 1.08	$ 0.98
Issuance of treasury shares, shares		108